Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Share capital	Share-based payment reserve	Warrants	Contributed surplus	Non-controlling Interest	Deficit	Total
Balance at Jul. 31, 2018	$ 347,233	$ 6,139	$ 12,635			$ (43,134)	$ 322,873
Balance (shares) at Jul. 31, 2018	193,629,116
Issuance of common shares	$ 57,558						57,558
Issuance of common shares (shares)	8,855,000
Share issuance upon acquisition	$ 322,439						322,439
Share issuance upon acquisition (shares)	35,394,041
Share issuance costs	$ (3,827)						(3,827)
Replacement stock options		7,134					7,134
Replacement warrants			12,229				12,229
Issuance of warrants			42,386				42,386
Exercise of stock options	$ 7,044	(2,751)					4,293
Exercise of stock options (shares)	3,567,867
Exercise of warrants	$ 61,350		(5,204)				56,146
Exercise of warrants (shares)	13,619,202
Exercise of Broker/Finder warrants	$ 7,909		(1,613)				6,296
Exercise of Broker/Finder warrants (shares)	1,916,527
Equity-settled share-based payments		29,793					29,793
Non-controlling interest					$ 1,000		1,000
Net loss and comprehensive loss						(69,608)	(69,608)
Balance at Jul. 31, 2019	$ 799,706	40,315	60,433		1,000	(112,742)	788,712
Balance (shares) at Jul. 31, 2019	256,981,753
June 2020 at the market offering	$ 33,263						33,263
June 2020 at the market offering (Shares)	32,942,479
May 2020 underwritten offering	$ 43,495		10,998				54,493
May 2020 underwritten offering (shares)	63,940,000
April 2020 underwritten offering	$ 22,928		20,182				43,110
April 2020 underwritten offering (shares)	59,800,000
Issuance of common shares - USD$20m registered offering	$ 21,073						21,073
Issuance of common shares - USD$20m registered offering (shares)	11,976,048
Issuance of common shares - USD$25m registered offering	$ 25,229						25,229
Issuance of common shares - USD$25m registered offering (shares)	14,970,062
$70m private placement unsecured convertible debentures				$ 23,902			23,902
Early conversion of debentures	$ 72,005		13,354	(10,362)			74,997
Early conversion of debentures (shares)	37,325,000
Share issuance costs				(27)			(27)
Exercise of stock options	$ 223	(89)					134
Exercise of stock options (shares)	116,532
Expiry of stock options		(5,983)		5,983
Exercise of warrants	$ 5,866		(1,469)				4,397
Exercise of warrants (shares)	4,413,874
Expiry of warrants			(7,881)	7,881
Equity-settled share-based payments		31,503					31,503
Non-controlling interest					2,379		2,379
Net loss and comprehensive loss						(546,489)	(546,489)
Balance at Jul. 31, 2020	$ 1,023,788	$ 65,746	$ 95,617	$ 27,377	$ 3,379	$ (659,231)	$ 556,676
Balance (shares) at Jul. 31, 2020	482,465,748